Submission	Jul. 31, 2024
Submission [Line Items]
Central Index Key	0000202058
Registrant Name	L3HARRIS TECHNOLOGIES, INC. /DE/
Registration File Number	333-270103
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES